RELATED-PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2022
Related-party Transactions
RELATED-PARTY TRANSACTIONS

14. RELATED-PARTY TRANSACTIONS

Related parties include the directors, officers, key management personnel, close family members and entities controlled by these individuals. Key management personnel are those having authority and responsibility for planning, directing and controlling the activities of the Company as a whole

The following amounts were due to related parties as at:

	January 31, 2022	January 31, 2021

Due to a company owned by an officer and director (a)	$21	$22,341
Due to a company controlled by officers and directors (a)	39,565	16,270
Due to a company controlled by officers and directors (a)	5,650	-
Due to the Chief Executive Officer (“CEO”) (a), (b)	5,476	35,200
Due to the Chief Financial Officer (“CFO”) (a), (b)	1,272	10,278
Due to a major shareholder (a), (b)	3,180	3,195
Due to a company controlled by a director (a)	2,090	2,833
Total due to related parties	$57,254	$90,117

(a)	Amounts are unsecured, due on demand and bear no interest.

(b)	On July 29, 2020, Polymet entered into mining royalty agreements (the “NSR Agreements”) with the Company’s CEO, CFO, and the major shareholder (the “Purchasers”) to sell net smelter returns (the “NSR”) on its mineral concessions. NSR range from 0.3% to 1.25% depending on particular concession and the Purchaser. The Company’s CEO agreed to acquire the NSR for $1,908 (USD$1,500), CFO agreed to acquire the NSR for $1,272 (USD$1,000), and the major shareholder agreed to acquire the NSR for $3,180 (USD$2,500).

The NSR will be paid quarterly once commercial exploitation begins and will be paid on gold, silver, copper and cobalt sales. If, within two years, the Company does not commence commercial exploitation of the mineral properties, an annual payment of $10,000 per purchaser will be paid.

Pursuant to Chilean law, the NSR agreements will come in force only when registered against the land title in Chile. Due to temporary safety restrictions associated with COVID-19 pandemic, the registration of the NSR Agreements has been deferred, therefore the payments made by the CEO, CFO, and the major shareholder have been recorded as advances on the books of the Company and will be applied towards the NSR Agreements, once they are fully legalized.

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Expressed in Canadian Dollars)

On October 31, 2021, the Company and its related parties agreed to defer certain debt the Company owed to them until January 31, 2023. As at January 31, 2022, the following amounts were included in long-term debt due to related parties:

January 31, 2022

Due to a company owned by an officer and director (c)	$74,763
Due to a company controlled by officers and directors (c)	84,750
Total due to related parties	$159,513

(c)	Amounts are unsecured, bear no interest, and are payable on or after January 31, 2023.

The following amounts were due under the notes payable the Company issued to related parties:

	January 31, 2022	January 31, 2021

Note payable to CEO (d)	$804,309	$742,816
Note payable to CFO (d)	14,298	13,265
Note payable to a company controlled by officers and directors (d)	566,166	483,658
Note payable to a major shareholder (d)	170,730	157,648
Total notes payable to related parties	$1,555,503	$1,397,387

(d)	The notes payable to related parties accumulate interest at a rate of 8% per annum, are unsecured, and are payable on or after January 31, 2023, as renegotiated by the Company on August 31, 2021.

During the year ended January 31, 2022, the Company accrued $118,144 (January 31, 2021 - $104,422) in interest expense on the notes payable to related parties.

Transactions with Related Parties

During the years ended January 31, 2022 and 2021, the Company incurred the following expenses with related parties:

	Year ended January 31,
	2022	2021
Consulting fees to a company owned by an officer and director	$59,141	$21,466
Consulting fees to a company controlled by officers and directors	60,070	30,666
Consulting fees paid or accrued to a company controlled by VP of Finance	24,036	-
Consulting fees to an officer and director	-	9,200
Mineral exploration expenses paid to a company controlled by officers and directors	42,760	-
Legal fees paid to a company controlled by a director	37,036	2,794
Rent fees accrued to a company controlled by officers and directors	9,034	6,133
Stock-based compensation for options to acquire up to 1,390,000 Shares issued to directors and officers	270,170	-
Total transactions with related parties	$502,247	$70,259

On January 31, 2022, a company controlled by directors agreed to forgive a total of $16,925 the Company owed on account of office rent fees. The forgiveness of debt was recorded as part of share-based reserves.

At January 31, 2022, the Company had prepaid consulting fees to VP of Finance of $7,120.